Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying CFS are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The CFS include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries were eliminated in consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of CFS in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, allowance for expected losses on accounts receivable and contract assets, impairment of long-lived assets, allowance for deferred tax assets, operating lease right-of-use assets, operating lease liabilities, revenue recognition and contingencies. Actual results could differ from those estimates. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable.

Foreign Currency Translation and transaction

Foreign Currency Translation and transaction

The Company’s principal country of operations is Hong Kong. The consolidated financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency. The Company’s CFS are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates used in preparing the CFS:

	September 30, 2025	September 30, 2024
Year-end spot rate	US$1 = HK$7.78	US$1 = HK$7.77
Average rate	US$1 = HK$7.80	US$1 = HK$7.81

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value (“FV”) of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepayments and other current assets, accounts payable, and other current liabilities, approximate their FVs because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the FV of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.

Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the FV of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, contract assets, prepayments and other current assets, accounts payable, contract liabilities, operating lease liabilities, accrued expenses and other current liabilities approximate the FV of the respective assets and liabilities as of September 30, 2025 and 2024 due to their short-term nature.

Cash

Cash

Cash includes cash on hand and cash at bank in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum of $102,828 (HK$800,000) and $64,350 (HK$500,000) as of September 30, 2025 and 2024, respectively. Cash balances in bank accounts in Hong Kong are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable is recognized and carried at original invoiced amount net of expected credit losses.

The Company established the allowance for credit losses at differing rates and is based upon the age of the receivable, the Company’s historical collection experience for each customer and management’s best estimate of specific losses on individual exposures, where appropriate. Specific customer allowance are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful. Allowance for accounts receivable is included in receivables.

Prepayments

Prepayments

Prepayments are advance payments to service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine of their carrying value has become impaired. The Company considers the assets impaired if the realizability of the prepayments becomes doubtful. As of September 30, 2025 and 2024, there was no allowance recorded as the Company considers all prepayments realizable.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixture	3 years
Office & Equipment	3 years
Software	3 years
Leasehold improvements	Over the lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property and equipment, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the FV of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended September 30, 2025, 2024 and 2023.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation under ASC 718 “Compensation - Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award. The Company recognizes the goods acquired or services received in a share-based payment transaction with nonemployees when it obtains the goods or services are received. The Company recognizes an asset before it actually receives goods or services if it first exchanges a share-based payment for an enforceable right to receive those goods or services. The compensation cost for an award of share-based employee compensation classified as equity is recognized over the requisite service period. The requisite service period is the period during which an employee is required to provide services in exchange for an award, which often is the vesting period.

Leases

Leases

The Company follows ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB.

The Company assessed the following: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, current, and operating lease liabilities, non-current in the Company’s consolidated balance sheets.

ROU assets are the Company’s right to use an underlying asset for the lease term and lease liabilities are its obligation to make lease payments from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows.

Revenue Recognition

Revenue Recognition

The Company follows the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers.

The core principle of the revenue standard is that a company should recognize revenue for the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue based on the consideration specified in the applicable agreement.

The majority of the Company’s revenue is from contracts with customers for financial printing. The Company’s services involve electronically (i) receiving instructions from its customers and/or their professional advisers; (ii) providing services such as typesetting, proofreading, translating, and designing; (iii) circulating the prepared deliverables to its customers; and (iv) making e-Submissions for its customers and/or uploading the documents to other websites designated by its customers. These services are provided together as a unit. The performance obligation is a service (or a bundle of services) that is distinct or a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. The revenue recognized depicts the transfer of promised services to its customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The contract is typically fixed priced and the duration of the service period is usually less than one year.

The Company recognizes revenue from financial printing over time by measuring the progress towards satisfaction of the relevant performance obligation. The progress is determined based on the Company’s efforts or inputs to the satisfaction of a performance obligation relative to the total expected inputs to the satisfaction of that performance obligation. The progress is determined based on estimation of the total service time (primarily comprising staff costs to the time as recorded) of each project in measuring the Company’s progress towards complete satisfaction of a performance obligation. The total expected inputs incurred are mainly based on the historical experience of similar projects. The Company’s performance creates and enhances an asset that the customer controls as the asset is created and enhanced.

Advisory services consist of (i) conducting internal control assessment; and (ii) environmental, social and governance performance evaluation. The Company recognizes revenue from advisory services over time based on the progress towards satisfaction of the relevant performance obligation. The progress is based on the contract costs incurred to date (primarily comprising staff costs to the time as recorded) as compared to the total expected inputs incurred under the transaction based on the historical experience of similar projects to depict the Company’s performance in transferring control of services promised to a customer. The Company’s performance creates and enhances an asset that the customer controls as the asset is created and enhanced. The Company has an enforceable right to payment for performance completed to date.

Other services are the standalone annual general meeting and extraordinary general meeting supporting service and other services which control is transferred over time is recognized progressively within the service period.

Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract liabilities on uncompleted contracts are the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized. The majority of these amounts are expected to be earned within 12 months and are classified as current liabilities.

Government Subsidies

Government Subsidies

Government subsidies primarily are a one-off entitlement by the Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. The Company recognizes government subsidies as other income when they are received because they are not subject to any past or future conditions.

Cost of Revenue	Cost of Revenue The Company’s cost of revenue is primarily comprised of printing costs, subcontracting fees, staff costs and other job-specific expenses. These costs are expensed as incurred.
Employee Benefit Plan

Employee Benefit Plan

Employees of the Company in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute to mandatory provident fund schemes provided by approved private organizations, according to their salaries and period of employment. The Company is required to contribute to the plan based on percentages of the employees’ salaries, up to a maximum specified by the local government. Total expenses for the plan were $64,147, $60,871 and $64,103 for the years ended September 30, 2025, 2024 and 2023, respectively.

Post-employment Benefit

Post-employment Benefit

Long service payment (“LSP”) obligations are for Hong Kong employees employed continuously for at least five years in accordance with the Hong Kong Employment Ordinance under certain circumstances. These circumstances include where an employee is dismissed for reasons other than serious misconduct or redundancy, that employee resigns 65 or above, or the employment contract is of fixed term and expires without renewal. The amount of LSP payable is determined with reference to the employee’s final salary capped at HK$390,000 ($50,000) and the years of service, reduced by the amount of any accrued benefits from the Company’s contributions to MPF scheme.

In June 2022, the Government gazetted the Amendment Ordinance, which will eventually abolish the statutory right of an employer to reduce its LSP payable to a Hong Kong employee by drawing on its mandatory contributions to the MPF scheme. The Government subsequently announced the Amendment Ordinance will come into effect from the Transition Date i.e. May 1, 2025. Among other things, once the abolition of the offsetting mechanism takes effect, an employer can no longer use any of the accrued benefits from its mandatory MPF contributions (irrespective of the contributions made before, on or after the Transition Date) to reduce the LSP obligations for an employee’s service from the Transition Date. However, where an employee’s employment commenced before the Transition Date, the employer can continue to use the above accrued benefits to reduce the LSP obligations for the employee’s service to that date; in addition, the LSP obligations for the service before the Transition Date will be calculated based on the employee’s monthly salary immediately before the Transition Date and the years of service to that date.

The Company accounted for the offsetting mechanism and its abolition as disclosed in Note 9. The liability recognized in the statement of financial position is the present value of the cost of providing these benefits less the fair value of the plan assets at the end of the reporting period. The obligations are calculated by an independent valuer and are determined by discounting the estimated future cash flows using interest rates.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribes a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company believes there were no uncertain tax positions at September 30, 2025 or 2024. The Company does not expect its assessment of unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of September 30, 2025 and 2024 and for the years then ended, there were no dilutive shares.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company translating its CFS from the functional currency into the reporting currency.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s CFS. If the assessment indicates a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

As of the date of this report, we did not have any loss contingencies which are required to be recognized or disclosed in our CFS.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Significant Risks

Currency Risk

The Group’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as the HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions in Hong Kong. As of September 30, 2025 and 2024, $3,510,711 and $320,161 was deposited with financial institutions in Hong Kong respectively. The Deposit Protection Scheme of the Hong Kong Government insures each depositor at one bank for a maximum of $102,828 (HK$800,000) and $64,350 (HK$500,000) as of September 30, 2025 and 2024, respectively. Otherwise, the balances of $3,305,108 and $148,632 are not covered by insurance as of September 30, 2025 and 2024, respectively. The Company believes no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For credit risk from accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance was immaterial for all periods presented. The management believes its contract acceptance, billing, and collection policies are adequate to minimize credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors.

For the years ended September 30, 2025, 2024 and 2023, all of the Company’s assets were in Hong Kong and all of the Company’s revenue was from Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

For the years ended September 30, 2025, 2024 and 2023, no customer accounted for over 10% of the total revenue. As of September 30, 2025 and 2024, no customer accounted for over 10% of the total accounts receivable, net.

For the year ended September 30, 2025, one supplier accounted for over 10% of the Company’s total cost of revenue. For the year ended September 30, 2024, one supplier accounted for over 10% of the Company’s total cost of revenue. For the year ended September 30, 2023 one supplier accounted for over 10% of the Company’s total cost of revenue. The details are as follows:

	Year Ended September 30,
	2025	2024	2023
Supplier A	10.7%	15.0%	*
Supplier B	*	*	12.5%

*	The percentage was below 10% for the year.

As of September 30, 2025, three suppliers accounted for over 10% of the total accounts payable. As of September 30, 2024, three suppliers accounted for over 10% of the total accounts payable. The details are as follows:

	2025	2024
Supplier A	17.4%	*
Supplier B	16.7%	19.3%
Supplier C	11.7%	14.7%
Supplier D	*	18.4%

*	The percentage was below 10% for the year.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Recently Accounting Pronouncements

Recently Accounting Pronouncements

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans. This update improves the decision usefulness of the financial reporting for acquired financial assets. The amendments require that purchased seasoned loans be accounted for using the gross-up approach, which will enhance comparability and consistency in the accounting for acquired financial assets. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves U.S. GAAP by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the CFS.